Noncontrolling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Noncontrolling Interest
Net income attributable to ZTO Express (Cayman) Inc.	¥ 4,312,213	$ 660,876	¥ 5,674,145	¥ 4,383,025
Increase in ZTO's paid in capital for capital contribution from noncontrolling interest shareholder	807			23,740
Decrease in ZTO's paid in capital for purchase shares of the Company's subsidiaries	17,129
Net transfers from (to) noncontrolling interest	(16,322)			23,740
Change from net income attribute to ZTO and transfers from (to) noncontrolling interest	¥ 4,295,891		¥ 5,674,145	¥ 4,406,765